Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 31,413	¥ 34,259
Weighted average amortization period for acquired intangible assets	6 years	5 years
Aggregate amortization expense	¥ 65,092	¥ 66,909	¥ 75,783
Estimated amortization expense for intangible assets, 2021	58,160
Estimated amortization expense for intangible assets, 2022	46,939
Estimated amortization expense for intangible assets, 2023	39,001
Estimated amortization expense for intangible assets, 2024	31,291
Estimated amortization expense for intangible assets, 2025	27,405
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 29,137	¥ 32,334
Weighted average amortization period for acquired intangible assets	5 years	5 years